Short-Term Bank Loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-Term Bank Loans
9 .	Short-Term Bank Loan s
Short-term bank loans of RMB5,000 and RMB5,000 (US$718) consists of RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rate as of December 31, 2018 and 2019, the outstanding borrowing was 5.87% and 4.79%. The short-term bank loan outstanding as of December 31, 2018 was guaranteed by the Company’s founder and director Mr. Huazhi Hu and his spouse and fully repaid upon maturity in March 2019. The loan outstanding as of December 31, 2019 was fully repaid upon maturity in March 2020.